FINANCIAL RISK MANAGEMENT (Investments in financial assets - credit risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 537,882	$ 519,965
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	816,157	215,273
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	579,917	176,470
Deposit certificates
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	451,857	160,933
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	128,060	15,537
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	233,611	38,803
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	135,671	914
Corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	97,940	37,889
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,629	$ 0